DEBT INSTRUMENTS IN ISSUE - Summary (Details) $ in Millions, $ in Millions	Dec. 31, 2021 COP ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 COP ($)	Dec. 31, 2020 USD ($)
DEBT INSTRUMENTS IN ISSUE
Debt instruments issued	$ 21,093,864		$ 19,126,593
Banistmo S.A. y filiales | Foreign currency bonds
DEBT INSTRUMENTS IN ISSUE
Face value		$ 1,079,981		$ 1,158,763
Debt instruments issued	$ 4,334,751			$ 4,003,076
Banistmo S.A. y filiales | Foreign currency bonds | Minimum
DEBT INSTRUMENTS IN ISSUE
Interest rate	1.20%	1.20%	0.50%	0.50%
Banistmo S.A. y filiales | Foreign currency bonds | Maximum
DEBT INSTRUMENTS IN ISSUE
Interest rate	5.00%	5.00%	5.00%	5.00%
Banagricola S.A. y Filiales | Foreign currency bonds
DEBT INSTRUMENTS IN ISSUE
Face value		$ 162,000
Debt instruments issued	$ 644,557
Banagricola S.A. y Filiales | Foreign currency bonds | Minimum
DEBT INSTRUMENTS IN ISSUE
Interest rate	5.60%	5.60%
Banagricola S.A. y Filiales | Foreign currency bonds | Maximum
DEBT INSTRUMENTS IN ISSUE
Interest rate	6.40%	6.40%
Banco Agricola S.A. | Foreign currency bonds
DEBT INSTRUMENTS IN ISSUE
Face value				$ 212,000
Debt instruments issued				$ 727,116
Banco Agricola S.A. | Foreign currency bonds | Minimum
DEBT INSTRUMENTS IN ISSUE
Interest rate			5.58%	5.58%
Banco Agricola S.A. | Foreign currency bonds | Maximum
DEBT INSTRUMENTS IN ISSUE
Interest rate			6.41%	6.41%
Bancolombia Panama S.A. | Foreign currency bonds
DEBT INSTRUMENTS IN ISSUE
Face value		$ 113,413		$ 121,399
Debt instruments issued	$ 457,155			$ 426,689
Bancolombia Panama S.A. | Foreign currency bonds | Minimum
DEBT INSTRUMENTS IN ISSUE
Interest rate	0.45%	0.45%	0.40%	0.40%
Bancolombia Panama S.A. | Foreign currency bonds | Maximum
DEBT INSTRUMENTS IN ISSUE
Interest rate	3.75%	3.75%	3.75%	3.75%
Bancolombia Puerto Rico Internacional Inc. | Foreign currency bonds
DEBT INSTRUMENTS IN ISSUE
Face value		$ 3,645		$ 16,595
Debt instruments issued	$ 14,575			$ 57,955
Bancolombia Puerto Rico Internacional Inc. | Foreign currency bonds | Minimum
DEBT INSTRUMENTS IN ISSUE
Interest rate	0.95%	0.95%	2.30%	2.30%
Bancolombia Puerto Rico Internacional Inc. | Foreign currency bonds | Maximum
DEBT INSTRUMENTS IN ISSUE
Interest rate	0.95%	0.95%	2.65%	2.65%
Grupo Agromercantil Holding S.A. | Foreign currency bonds
DEBT INSTRUMENTS IN ISSUE
Face value		$ 569		$ 910
Debt instruments issued	$ 2,265			$ 3,123
Grupo Agromercantil Holding S.A. | Foreign currency bonds | Minimum
DEBT INSTRUMENTS IN ISSUE
Interest rate	0.25%	0.25%	0.25%	0.25%
Grupo Agromercantil Holding S.A. | Foreign currency bonds | Maximum
DEBT INSTRUMENTS IN ISSUE
Interest rate	7.25%	7.25%	7.25%	7.25%
Bancolombia S.A.
DEBT INSTRUMENTS IN ISSUE
Face value			$ 4,125,500
Debt instruments issued			$ 4,159,065
Bancolombia S.A. | Local currency bonds
DEBT INSTRUMENTS IN ISSUE
Face value	$ 4,158,757
Debt instruments issued	$ 4,190,777
Bancolombia S.A. | Local currency bonds | Minimum
DEBT INSTRUMENTS IN ISSUE
Interest rate	4.35%	4.35%	3.37%	3.37%
Bancolombia S.A. | Local currency bonds | Maximum
DEBT INSTRUMENTS IN ISSUE
Interest rate	10.30%	10.30%	10.77%	10.77%
Bancolombia S.A. | Foreign currency bonds
DEBT INSTRUMENTS IN ISSUE
Face value		$ 2,967,644		$ 2,956,491
Debt instruments issued	$ 11,449,784			$ 9,749,569
Bancolombia S.A. | Foreign currency bonds | Minimum
DEBT INSTRUMENTS IN ISSUE
Interest rate	0.30%	0.30%	0.25%	0.25%
Bancolombia S.A. | Foreign currency bonds | Maximum
DEBT INSTRUMENTS IN ISSUE
Interest rate	5.19%	5.19%	5.19%	5.19%